Related Party Balances and Transactions - Schedule of Related Party Balances (Details)		6 Months Ended		12 Months Ended
		Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Related Party Balances [Line Items]
Total		$ 797,725	$ 618,391	$ 236,811
Advances to [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Schedule of Related Party Balances [Line Items]
Total	[1]	53,365	41,368	55,507
Advances to [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Balances [Line Items]
Total	[2]	$ 744,360	$ 577,023	$ 181,304

[1]	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products.
[2]	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products.